Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net (loss)	$ (3,859,698)	$ (8,922,022)
Adjustments to reconcile net loss to net cash (used) by operating activities:
Shares issued for services	471,351	2,553,973
Shares issued for officer compensation	200,663	709,700
Shares issued for MeNetwork earnout		750,000
Depreciation and amortization	546,785	592,135
Impairment of long-lived assets	254,940	69,808
Impairment of goodwill	669,993	669,993
Amortization of debt discounts - related party	55	2,999
Sharebased compensation expense	577,579	796,058
Gain on sale of assets	269,817
Increase (decrease) in allowance for doubtful accounts	(11,250)	283
Changes in operating assets and liabilities:
(Increase) in accounts receivable	55,620	89,019
(Increase) decrease in prepaid expenses	(88,737)	118,430
(Increase) in inventory	90,068	(39,597)
(Increase) in advances	(25,000)
(Increase) decrease in deposits and other assets		8,960
Increase in accounts payable and accrued expenses	68,966	375,505
(Decrease) increase in expenses - related party	946,702	537,988
(Decrease) increase in accrued interest - related party		(5,019)
Net cash (used in) operating activities	(360,530)	(1,691,787)
Cash flows from investing activities
Acquisition of intellectual property		501,367
Sale of residual assets	678,366
Additions to capitalized software development	515,417	542,362
Net cash provided by (used in) investing activities	162,949	(1,043,729)
Cash flows from financing activities
Proceeds from restricted cash account	20,000
Proceeds for advances		215,000
Proceeds for notes payable - related party		45,000
Payments for notes payable - related party	6,000
Proceeds from sale of common stock	175,000	1,945,000
Net cash provided by (used in) financing activities	189,000	2,205,000
Net increase (decrease) in cash	(8,581)	(530,516)
Cash - beginning of the period	169,807	700,323
Cash - ending of the period	161,226	$ 169,807
Supplemental disclosures:
Interest paid	$ 1,059
Income taxes paid
Non-cash transactions:
Shares issued for services	$ 471,351	$ 2,553,973
Shares issued for officer compensation	200,663	709,700
Shares issued for prepaid expenses		37,042
Shares issued for accounts payable	305,375	330,454
Shares issued for accrued liabilities	1,714,030
Shares issued for acquisitions	1,685,000	3,004,861
Options and shares issued for share based compensation expense	$ 577,579	642,508
Shares issued for share based compensation expense		73,600
Shares issued for MeNetwork earnout		$ 750,000